Income Taxes - Components of Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current
State									$ 69	$ 32
Total Current									69	32
Deferred
Federal									(76)	0
Total Deferred									(76)	0	$ 0
Total income tax provision	$ 2	$ (31)	$ 106	$ (84)	$ 32	$ 0	$ 0	$ 0	$ (7)	$ 32	$ 0